Income Taxes - Unrecognized deferred tax assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 530,076	$ 357,722
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	219,051	49,083
Exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	9,978
Provision for closure and reclamation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	44,839	38,498
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	56,322	5,783
Mineral property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	12,218	254,439
Gold Stream derivative liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	143,403
Marketable securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences		1,080
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	22,866
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 21,399	5,681
Net Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences		$ 3,158